Eaton Vance

Connecticut Municipal Income Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,206,200

		$1,206,200

Education — 22.0%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$536,555
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,206,495
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/21	215	222,534
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/33	340	401,938
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/34	335	393,498
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/35	310	361,277
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,311,437
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,450	2,467,003
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,618,503
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	492,395
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/28	135	159,162
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/29	100	116,609
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/30	125	144,080
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/33	430	485,165
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/34	1,085	1,220,299
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/36	430	479,540
Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/34	810	823,867
Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/35	850	860,965
Connecticut Health and Educational Facilities Authority, (Yale University), 1.10% to 2/7/23 (Put Date), 7/1/48	1,000	989,900
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	1,000	1,257,030
University of Connecticut, 5.00%, 11/15/29	1,000	1,089,590

		$16,637,842

Escrowed/Prerefunded — 4.1%
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), Prerefunded to 7/1/21, 5.00%, 7/1/24	$1,000	$1,049,870
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), Prerefunded to 7/1/21, 5.00%, 7/1/29	1,000	1,049,870

Security	Principal Amount (000’s omitted)	Value
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	$1,000	$1,007,330

		$3,107,070

General Obligations — 20.6%
Colchester, 4.00%, 10/15/28	$440	$487,942
Connecticut, 4.00%, 1/15/36	1,000	1,059,470
Connecticut, 5.00%, 4/15/30	1,150	1,373,238
Connecticut, 5.00%, 4/15/39	100	114,553
Darien, 4.00%, 8/1/37(1)	1,310	1,474,864
East Lyme, 4.00%, 7/15/22	350	351,915
East Lyme, 4.00%, 7/15/23	525	527,809
Enfield, 4.00%, 8/1/29	500	574,745
Fairfield, 5.00%, 1/1/23	1,000	1,105,340
Greenwich, 4.00%, 7/15/29	450	495,486
Greenwich, 4.00%, 7/15/30	250	273,420
Greenwich, 4.00%, 7/15/32	400	433,012
New Canaan, 5.00%, 4/1/27	250	313,298
North Haven, 5.00%, 7/15/23	1,475	1,661,292
North Haven, 5.00%, 7/15/25	1,490	1,771,282
Norwalk, 4.00%, 7/1/26	1,975	2,035,000
Rocky Hill, 4.00%, 1/15/33	1,000	1,148,460
Stamford, 4.00%, 7/1/25	370	381,289

		$15,582,415

Hospital — 9.3%
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	$1,500	$1,532,565
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	971,800
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,265,000
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/31	500	554,115
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,670,176

		$6,993,656

Housing — 2.5%
Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$805,102
Connecticut Housing Finance Authority, (FHLMC), (FNMA), (GNMA), 3.20%, 11/15/33	1,000	1,044,610

		$1,849,712

Insured-Education — 9.7%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,577,159
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,735,663
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	1,960	2,020,133

		$7,332,955

Insured-Escrowed/Prerefunded — 1.5%
Bridgeport, (AGM), Escrowed to Maturity, 4.00%, 8/15/21	$1,075	$1,120,559

		$1,120,559

Insured-General Obligations — 4.2%
Bridgeport, (AGM), 5.00%, 8/15/32	$1,120	$1,312,819

Security	Principal Amount (000’s omitted)	Value
Hartford, (AGC), 5.00%, 8/15/28	$500	$501,270
Hartford, (AGM), 5.00%, 4/1/31	240	253,361
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,106,760

		$3,174,210

Insured-Hospital — 1.4%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$1,054,910

		$1,054,910

Insured-Transportation — 2.2%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,600	$1,682,400

		$1,682,400

Insured-Water and Sewer — 5.3%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,001,810

		$4,001,810

Senior Living/Life Care — 1.4%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$1,033,060

		$1,033,060

Special Tax Revenue — 2.9%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,158,540

		$2,158,540

Student Loan — 1.0%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$555	$573,049
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	210	219,622

		$792,671

Transportation — 1.4%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$1,024,610

		$1,024,610

Water and Sewer — 7.2%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,140,420
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,574,850
South Central Connecticut Regional Water Authority, 4.00%, 8/1/34	450	501,102
South Central Connecticut Regional Water Authority, 5.00%, 8/1/32	355	447,996
Stamford, (Water Pollution Control System), 4.00%, 4/1/44	1,000	1,097,020
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	236,636
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	147,615
Stamford, (Water Pollution Control System), 5.00%, 4/1/33	100	125,627
Stamford, (Water Pollution Control System), 5.00%, 4/1/34	100	125,297

		$5,396,563

Total Tax-Exempt Investments — 98.3% (identified cost $71,325,483)		$74,149,183

Other Assets, Less Liabilities — 1.7%		$1,310,519

Net Assets — 100.0%		$75,459,702

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2020, 24.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 8.1% of total investments.

(1)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at April 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$74,149,183	$—	$74,149,183
Total Investments	$—	$74,149,183	$—	$74,149,183

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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